Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	MODERN CAPITAL FUNDS TRUST
Entity Central Index Key	0001815608
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 29, 2022
Document Effective Date	Aug. 01, 2022
Prospectus Date	Aug. 01, 2022
Modern Capital Tactical Opportunities Fund | Class A Shares
Prospectus:
Trading Symbol	MCTOX
Modern Capital Tactical Opportunities Fund | Class ADV Shares
Prospectus:
Trading Symbol	MCTDX